Reserves - Details of Reserves, Net of Taxes (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Valuation gain on FVOCI	₩ 633,240	₩ 438,979
Other comprehensive gain (loss) of investments in associates and joint ventures	53,770	(392,333)
Valuation gain on derivatives	33,918	17,615
Foreign currency translation differences for foreign operations	14,310	(24,122)
Total reserves, net of taxes	₩ 735,238	₩ 40,139	₩ (329,576)